N-2	Jun. 30, 2022 shares
Cover [Abstract]
Entity Central Index Key	0000810766
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The investment objective of the Fund is to provide current income consistent with the preservation of capital.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date.
Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend
date and are determined in accordance with federal income tax regulations, which may differ from GAAPThe Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.
Other Securities [Table Text Block]
For the six months ended June 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$56,841,540	$52,586,978	$0	$0

Outstanding Securities [Table Text Block]	Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$9,415,695	$9,654,683	$9,654,683

Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares]	100,000,000
Outstanding Security, Held [Shares]	52,338,992